Deferred revenues and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Deferred Revenues and Contract Liabilities

Details of deferred revenues and contract liabilities

	As of December 31, 2017 as restated (*)	As of December 31, 2018
	$ in thousands
Deferred revenues and contract liabilities	27,975	20,454
Other	—	299

Total Deferred revenue and contract liabilities	27,975	20,754